UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2018 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Common Stock (98.8%)
Aerospace & Defense (2.4%)
Boeing	1,600	$567
Raytheon	2,200	460
United Technologies	8,900	1,228

		2,255

Agricultural Products (1.3%)
Fresh Del Monte Produce	9,500	450
Ingredion	5,300	761

		1,211

Air Freight & Logistics (0.2%)
FedEx	800	210

Apparel Retail (0.4%)
Children’s Place	2,400	360

Asset Management & Custody Banks (1.0%)
New Mountain Finance	39,500	525
TPG Specialty Lending	20,800	400

		925

Automotive (0.9%)
Cooper-Standard Holdings*	3,300	411
Toyota Motor ADR	2,900	400

		811

Automotive Retail (1.2%)
AutoZone*	800	612
Murphy USA*	5,800	495

		1,107

Banks (4.56%)
Bank of Montreal	11,300	931
Bank of Nova Scotia	4,100	272
Canadian Imperial Bank of Commerce	6,900	684
National Bank of Canada	4,700	244
PNC Financial Services Group	6,500	1,027
Royal Bank of Canada	2,300	197
Toronto-Dominion Bank	7,700	468
US Bancorp	8,200	469

		4,292

Biotechnology (1.3%)
Amgen	3,900	725
Gilead Sciences	5,500	461

		1,186

Cable & Satellite (2.0%)
Cogeco Communications	9,100	564
Comcast, Cl A	31,500	1,339

		1,903

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Commercial Services (1.1%)
Convergys	9,800	$228
Sykes Enterprises*	8,400	260
Western Union	27,700	576

		1,064

Computers & Peripherals (0.5%)
Canon ADR	10,700	430

Computers & Services (4.4%)
Apple	14,600	2,445
CA	9,300	333
Oracle	26,900	1,388

		4,166

Drug Retail (2.1%)
CVS Health	6,300	496
Walgreens Boots Alliance	19,600	1,475

		1,971

Electrical Services (7.9%)
American Electric Power	9,400	646
Consolidated Edison	6,100	490
Edison International	11,300	707
Entergy	17,300	1,361
Exelon	32,500	1,252
FirstEnergy	35,700	1,174
Public Service Enterprise Group	26,500	1,375
SCANA	9,800	398
Xcel Energy	300	14

		7,417

Environmental & Facilities Services (2.4%)
Republic Services, Cl A	16,400	1,128
Waste Management	13,400	1,185

		2,313

Food, Beverage & Tobacco (5.7%)
Altria Group	3,900	274
Campbell Soup	9,500	442
JM Smucker	11,300	1,434
Kellogg	14,500	988
Sanderson Farms	7,700	977
Tyson Foods, Cl A	17,200	1,309

		5,424

General Merchandise Stores (2.9%)
Canadian Tire, Cl A	4,000	558
Dollar General	4,100	423
Target	22,800	1,715

		2,696

Health Care Distributors (0.3%)
Cardinal Health	4,100	294

Schedule of Investments

January 31, 2018 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Health Care Facilities (0.5%)
HCA Holdings	4,800	$486

Health Care REIT’s (1.0%)
Medical Properties Trust	20,800	272
National Health Investors	2,900	205
Senior Housing Properties Trust	25,500	442

		919

Health Care Services (0.3%)
Express Scripts Holding*	3,100	245

Homefurnishing Retail (0.1%)
Bed Bath & Beyond	3,500	81

Insurance (8.9%)
Aflac	10,900	962
Allstate	16,200	1,600
American Financial Group	4,700	533
Anthem	2,300	570
Axis Capital Holdings	9,800	495
Berkshire Hathaway, Cl B*	10,100	2,165
Loblaw	5,100	276
Travelers	9,400	1,409
UnitedHealth Group	1,600	379

		8,389

IT Consulting & Other Services (3.3%)
Amdocs	23,300	1,594
International Business Machines	9,500	1,555

		3,149

Machinery (0.4%)
Deere	2,500	416

Metal & Glass Containers (1.4%)
Crown Holdings*	14,100	819
Silgan Holdings	17,500	523

		1,342

Mortgage REIT’s (2.7%)
Annaly Capital Management	107,500	1,133
Blackstone Mortgage Trust, Cl A	5,700	177
Chimera Investment	23,700	403
MFA Financial	60,600	434
Starwood Property Trust	19,000	387

		2,534

Multimedia (0.5%)
Walt Disney	4,300	467

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Office REIT’s (0.5%)
Piedmont Office Realty Trust, Cl A	25,200	$492

Paper Packaging (1.2%)
Avery Dennison	3,200	392
Bemis	100	5
Sonoco Products	13,900	755

		1,152

Petroleum & Fuel Products (2.7%)
ExxonMobil	16,600	1,449
Valero Energy	11,100	1,065

		2,514

Pharmaceuticals (8.7%)
GlaxoSmithKline ADR	14,900	559
Johnson & Johnson	21,500	2,971
Merck	26,500	1,570
Pfizer	72,000	2,667
Sanofi ADR	10,200	448

		8,215

Reinsurance (2.4%)
Everest Re Group	3,300	758
Reinsurance Group of America, Cl A	7,090	1,111
Validus Holdings	6,500	440

		2,309

Retail (6.2%)
Cheesecake Factory	6,600	325
Darden Restaurants	4,600	441
Kohl’s	5,000	324
Kroger	27,600	838
North West	7,300	173
Sally Beauty Holdings*	23,500	390
Wal-Mart Stores	31,200	3,326

		5,817

Retail REIT’s (0.5%)
Retail Properties of America, Cl A	38,200	460

Semi-Conductors/Instruments (2.9%)
Intel	43,600	2,099
KLA-Tencor	5,500	604

		2,703

Specialized REIT’s (0.5%)
Omega Healthcare Investors	15,900	430

Telephones & Telecommunications (10.3%)
AT&T	42,700	1,599
BCE	5,700	267
China Telecom ADR	12,200	606

Schedule of Investments

January 31, 2018 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Telephones & Telecommunications (continued)
Cisco Systems	57,400	$2,384
Corning	18,500	578
F5 Networks*	6,400	925
Motorola Solutions	9,700	965
Nippon Telegraph & Telephone ADR	18,100	874
Verizon Communications	28,800	1,557

		9,755

Wireless Telecommunication Services (1.3%)
China Mobile ADR	17,400	916
SK Telecom ADR	10,300	284

		1,200

TOTAL COMMON STOCK (Cost $81,177)		93,110

	Face Amount (000)
Repurchase Agreement (0.8%)
Morgan Stanley 1.180%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $768 (collateralized by various US Treasury Notes, par values ranging from $0 to $364, coupon ranging from 0.875% to 6.250%, and maturity ranging from 07/15/18 to 08/15/27; with total market value $777)	$768	768

TOTAL REPURCHASE AGREEMENT (Cost $768)		768

Total Investments – 99.6% (Cost $81,945)		$93,878

Percentages are based on Net Assets of $94,233 (000).

*    Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$93,110	$—	$—	$93,110
Repurchase Agreement	—	768	—	768

Total Investments in Securities	$93,110	$768	$—	$93,878

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-007-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018